UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER REPORT
PURSUANT TO SECTION 15G OF THE
SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period

______________ to ______________

Date of Report (Date of earliest event reported) ______________

Commission File Number of securitizer: ______________

Central Index Key Number of securitizer: ______________

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [  ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [  ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [  ]

X  Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0001804530 (BRAVO III Residential Funding VII Ltd)

BRAVO Residential Funding Trust 2020-RPL1

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): ______________

Central Index Key Number of underwriter (if applicable): ______________

Kenton T. Smith, Director, 949-720-6652

Name and telephone number, including area code, of the person to contact in connection with this filing

INFORMATION TO BE INCLUDED IN THE REPORT:

Item 2.01.	Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as an Exhibit to this Form ABS-15G. Please see Item 3, Exhibits 99.1, 99.2, 99.3 and 99.4 for the related information.

Item 3.	Exhibits

99.1         Disclosures required by Rule 15Ga-2 for AMC Diligence, LLC and JCIII & Associates, LLC

Schedule 1 - Narrative

Schedule 2 - Goldman Sachs Modification Extract

Schedule 3 - Modification Only Extract

Schedule 4 - Compliance Only Extract

Schedule 5 - Document Inventory

Schedule 6 - NPL Only Extract Limited

Schedule 7 - Goldman Sachs Exception Extract

Schedule 8 - Servicing Pay History Limited

Schedule 9 - Compliance Summary

Schedule 10 - Itemized Report

Schedule 11 - Servicing Report

99.2         Disclosures required by Rule 15Ga-2 for Digital Risk, LLC

Schedule 1 - Narrative

Schedule 2 - Servicing Modification

Schedule 3 - Servicing Pay History

Schedule 4 - Servicing Review

99.3         Disclosures required by Rule 15Ga-2 for Opus Capital Markets Consultants, LLC

Schedule 1 - Narrative

Schedule 2 - Exception Report

Schedule 3 - Rating Agency Grades

99.4         Disclosures required by Rule 15Ga-2 for Clayton Services LLC

Schedule 1 - Narrative

Schedule 2 - Waived Conditions Summary

Schedule 3 - Loan Level Tape Compare

Schedule 4 - Conditions Summary

Schedule 5 - Conditions Detail

Schedule 6 - Loan Grades

Schedule 7 - ASF

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Dated: April 6, 2020

BRAVO III Residential Funding VII Ltd (Securitizer)

By:	/s/ Kenton T. Smith
Name: Kenton T. Smith Title: Director

EXHIBIT INDEX

Exhibit Number

99.1         Disclosures required by Rule 15Ga-2 for AMC Diligence, LLC and JCIII & Associates, LLC

Schedule 1 - Narrative

Schedule 2 - Goldman Sachs Modification Extract

Schedule 3 - Modification Only Extract

Schedule 4 – Compliance Only Extract

Schedule 5 – Document Inventory

Schedule 6 – NPL Only Extract Limited

Schedule 7 – Goldman Sachs Exception Extract

Schedule 8 – Servicing Pay History Limited

Schedule 9 – Compliance Summary

Schedule 10 – Itemized Report

Schedule 11 – Servicing Report

99.2         Disclosures required by Rule 15Ga-2 for Digital Risk, LLC

Schedule 1 - Narrative

Schedule 2 - Servicing Modification

Schedule 3 - Servicing Pay History

Schedule 4 – Servicing Review

99.3         Disclosures required by Rule 15Ga-2 for Opus Capital Markets Consultants, LLC

Schedule 1 - Narrative

Schedule 2 - Exception Report

Schedule 3 – Rating Agency Grades

99.4         Disclosures required by Rule 15Ga-2 for Clayton Services LLC

Schedule 1 - Narrative

Schedule 2 - Waived Conditions Summary

Schedule 3 - Loan Level Tape Compare

Schedule 4 - Conditions Summary

Schedule 5 - Conditions Detail

Schedule 6 - Loan Grades

Schedule 7 - ASF